Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14:- SUBSEQUENT EVENTS

On March 4, 2026, the Company entered into an inducement offer letter agreement (the “Inducement Letter”) with a certain holder (the “Holder”) of certain of the Company’s existing warrants to purchase up to 795,869 of the Company’s American Depositary Shares (“ADS”), each ADS representing two ordinary shares, no par value, issued on July 29, 2025 at an exercise price of $9.34 per ADS (the “Existing Warrants”).

Pursuant to the Inducement Letter, the Holder agreed to exercise for cash its Existing Warrants to purchase an aggregate of 795,869 of the Company’s ADSs at a reduced exercise price of $5.00 per ADS in consideration of the Company’s agreement to issue new warrants to purchase ADSs (the “New Warrants”), as described below, to purchase up to an aggregate of 1,591,738 ADSs (the “New Warrant Shares”), at an exercise price of $5.00 per ADS. The Company received aggregate gross proceeds of $4.0 million from the exercise of the Existing Warrants by the Holder, before deducting placement agent fees and other offering expenses payable by the Company.

The Company also agreed to pay the placement agent a cash fee equal to 7.0% of the aggregate gross proceeds received from the Holder’s exercise of the Existing Warrants, as well as a management fee equal to 1.0% of the gross proceeds from the exercise of the Existing Warrants. The Company has also agreed to issue to the placement agent to purchase up to 55,711 ADSs which will have the same terms as the New Warrants except that the Placement Agent Warrants will have an exercise price equal to $6.25 per ADS. Similar to the New Warrants, the Placement Agent Warrants will be immediately exercisable from the date of issuance until the two year anniversary of the effective date of the resale registration statement. In addition, the Company has also agreed to pay the placement agent $91 for other fees.

As part of the Inducement letter, the Company also received gross proceeds of approximately $350 following the exercise of 37,465 Existing Warrants.